Finance income and fair value change in derivative instruments - Summary of Finance income and fair value change in derivative instruments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Interest Income For Amortised Cost [Abstract]
on fixed deposit with banks	₨ 3,937	$ 47	₨ 2,010	₨ 1,385
on loan given to third party				40
on safeguard duty recoverable	131	2	132	138
on loan given to related parties (refer Note 41)	4	0
others	15	0	34	238
Gain on fair value changes on derivative instruments (other than hedge instruments)	151	2	139	212
Unwinding of contract assets (refer Note 53)	530	6	154
Unwinding of financial assets (refer Note 33(i))	504	6	441
Total	₨ 5,272	$ 63	₨ 2,910	₨ 2,013